Note 10 - Share Capital - Restricted Share Rights (Details) - Restricted share rights [member]	12 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2021 $ / shares
Statement Line Items [Line Items]
Balance, Number of RSRs	62,500	49,040
Balance, Weighted Average Value (in CAD per share)	$ 2.04	$ 2.88
Granted, Number of RSRs	239,490	50,000
Granted, Weighted Average Value (in CAD per share)	$ 1.60	$ 1.83
Vested, Number of RSRs	(72,564)	(36,540)
Vested, Weighted Average Value (in CAD per share)	$ 1.94	$ 2.88
Balance, Number of RSRs	229,426	62,500
Balance, Weighted Average Value (in CAD per share)	$ 1.61	$ 2.04